Share Based Compensation	6 Months Ended
Jun. 30, 2022
Share Based Compensation [Abstract]
SHARE BASED COMPENSATION

15. SHARE BASED COMPENSATION

Share option plan

752,185 options were granted on March 11, 2021 to directors, employees, external consultants and advisors of the Group with an exercise price of $2.76 per share, which was based on the average closing price of the shares traded on the NASDAQ stock exchange for the five trading days immediately preceding the grant date. 367,950 options vest on January 1, 2022 and expire on December 31, 2032; 367,930 options vest on January 1, 2023 and expire on December 31, 2033; 9,058 options vest on June 8, 2021 and expire on June 7, 2032; and 7,247 options vest on July 14, 2021 and expire on July 13, 2032.

1,531,332 options were granted on March 8, 2022 to directors, employees, external consultants and advisors of the Group with an exercise price of $1.34 per share, which was based on the average closing price of the shares traded on the NASDAQ stock exchange for the five trading days immediately preceding the grant date. 748,881 options vest on January 1, 2023 and expire on December 31, 2033; 748,868 options vest on January 1, 2024 and expire on December 31, 2034; 18,657 options vest on June 8, 2022 and expire on June 7, 2033; and 14,926 options vest on July 14, 2022 and expire on July 13, 2033.

A summary of the option activity as of June 30, 2022 and 2021 and changes during the period is presented below:

	Number of share options	Weighted average exercise price $	Remaining contractual term in years	Aggregate Intrinsic value $

Outstanding, January 1, 2022	1,273,706	3.19	11.01	-

Granted	1,531,332	1.34	12.30
Exercised	(63,095)	2.50		4,926
Forfeited	(9,390)	2.76
Cancelled	(4,334)	11.68
Outstanding, June 30, 2022	2,728,219	2.16	11.33	45,492
Exercisable, June 30, 2022	884,801	3.30	10.13	560

Outstanding, January 1, 2021	717,717	3.76	11.22

Granted	752,185	2.76	12.29
Exercised	(158,125)	3.79		15,969
Forfeited	(5,602)	2.92
Outstanding, June 30, 2021	1,306,175	3.18	11.50	423,411
Exercisable, June 30, 2021	298,803	4.35	10.40	48,779

The weighted-average grant date fair value of share option grants during the six months ended June 30, 2022 and 2021 was $1.00 and $2.57, respectively. The maximum contractual term for share option was 12.8 years.

The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option pricing model under the following assumptions.

	Granted in 2022	Granted in 2021
Expected volatility	89.55%	97.70%
Risk-free interest rate	1.86%	1.64%
Expected term from grant date (in years)	5.63-6.41	5.62-6.41
Dividend rate	-	-
Dilution factor	1	1
Fair value	$0.97-$1.02	$2.51-$2.60

In connection with the grant of share options to employees and non-employees, the Group recorded share-based compensation charges of $452,758 and $230,572 for the six months ended June 30, 2022 respectively, and $491,696 and $221,223 for the six months ended June 30, 2021 respectively.